Financial assets at amortized cost - Securities (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Jan. 07, 2023	Jan. 02, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients	R$ 36,852			R$ 36,357
Reclassified assets	1,551
Other comprehensive income	(77)
recognized Income	(13)
Aggregate Of Fair Value [Member]
IfrsStatementLineItems [Line Items]
Amortized cost		R$ 249	R$ 408
Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients	16,738			23,639
Government Securities Latin America [Member]
IfrsStatementLineItems [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients	0			0
Amortized cost			R$ 1,026
Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients	R$ 20,114			R$ 12,718